Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Share Options (in Shares)	58,607,457	3,531,064
Weighted average remaining contractual life of options outstanding	17 years	19 years
2024 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price	$ 2.5	$ 41.23
Share Options (in Shares)	157,000	9,530
2026 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price	$ 2.5	$ 41.23
Share Options (in Shares)	376,768	22,870
2031 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price	$ 0.27	$ 4.52
Share Options (in Shares)	137,904	8,370
2031 One [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price	$ 2.5	$ 41.23
Share Options (in Shares)	40,032	2,430
2031 Two [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price	$ 10.06	$ 165.8
Share Options (in Shares)	332,931	20,614
2032 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price	$ 10.6
Share Options (in Shares)	363,441
Two Thousand Thirty Two 1 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price	$ 12.49
Share Options (in Shares)	78,634
2040 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price	$ 0.03	$ 0.48
Share Options (in Shares)	56,556,501	3,433,000
2041 [Member]
Shareholders' Equity (Details) - Schedule of weighted average fair value of the outstanding options [Line Items]
Exercise Price	$ 2.5	$ 41.23
Share Options (in Shares)	564,246	34,250